Note 10 - Developments in Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Table Text Block [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

Note 10.    Developments in Accounting Pronouncements

In December of 2011, the FASB issued Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, which enhances disclosure requirements regarding an entity's financial instruments and derivative instruments that are offset or subject to a master netting arrangement. This information about offsetting and related netting arrangements will enable users of financial statements to understand the effect of those arrangements on the entity's financial position, including the effect of rights of setoff. The amendments are required for annual reporting periods beginning after January 1, 2013, and interim periods within those annual periods. Adoption of this guidance has not had a material impact on our consolidated financial statements.